Convertible Notes - Schedule of Changes in Fair Value of Convertible Notes (Detail) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Sep. 30, 2020	Dec. 31, 2020
Issuance of convertible notes		$ 5,602	$ 5,602
Change in fair value of convertible notes		$ 775	1,076
Balance as of December 31, 2020			0
Convertible Notes [Member]
Issuance of convertible notes			5,539
Change in fair value of convertible notes			1,210
Series C [Member]
Conversion into Series C redeemable convertible preferred stock			$ (6,749)
Series C [Member] | Convertible Notes [Member]
Conversion into Series C redeemable convertible preferred stock	$ (134)